Interest expense	12 Months Ended
Dec. 31, 2024
Interest costs [abstract]
Interest expense
7. Interest expense

		For the years ended,
		December 31, 2024	December 31, 2023	December 31, 2022
		$	$	$
Interest accretion on deferred consideration	24	306,388	159,904	243,657
Interest accretion on lease liability	21	86,407	52,075	20,745
Debenture interest	22	6,039,527	-	-
Other interest expenses		2,335	-	1,952
Total interest expense		6,434,657	211,979	266,354
Interest accretion on deferred consideration liability relates to the acquisition of the Kabanga Nickel Project from Barrick and Glencore in 2019. Refer to Note 24 for further details.

Interest on leases relate to leased office and warehouse premises by Tanzanian and Australian subsidiaries as disclosed in detail in Note 21.

Debenture interest relates to interest accrued on the debt portion of the convertible debentures issued during the year ended December 31, 2024, as disclosed in Note 22 and issuance related costs.